Salaries and welfare charges (Tables)	12 Months Ended
Dec. 31, 2025
Salaries and welfare charges
Schedule of salaries and welfare charges
	December 31, 2025	December 31, 2024
Accrued vacation and charges	25,830	20,025
Bonus	11,407	8,071
Salaries	7,726	5,978
Withholding income tax	6,498	5,184
Payroll charges	5,435	3,816
Other	1,774	1,480
Total	58,670	44,554